ACCRUED LIABILITIES (Details) (RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED LIABILITIES
Accruals for services	9,911	9,963
Accruals for taxes	8,355	6,546
Accrued payroll and vacation	7,247	6,928
Interest payable on debt	1,792	1,582
Accruals for payments to social funds	369	419
Total accrued liabilities	27,674	25,438